Shareholder Report, Average Annual Return (Details) 1014029_Franklin FTSE South Korea ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	101 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Franklin FTSE South Korea ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin FTSE South Korea ETF (NAV)
Average Annual Return, Percent	111.11%	6.83%	7.31%
FTSE South Korea Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE South Korea Index-NR
Average Annual Return, Percent	116.73%	6.85%	7.65%
FTSE South Korea Capped Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE South Korea Capped Index-NR
Average Annual Return, Percent	111.39%	6.85%	7.32%